Cover	Jun. 27, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-22711
Entity Registrant Name	COYNI, INC.
Entity Central Index Key	0000768216
Entity Tax Identification Number	76-0640970
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3131 Camino Del Rio North
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92108
City Area Code	855
Local Phone Number	201-1613
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	LOGICQUEST TECHNOLOGY, INC.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5 Independence Way
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540